Finance Receivables - Credit Quality Indicators (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015
Unlikely to be Collected Financing Receivable
CREDIT QUALITY INDICATORS
Accrual of finance charges, past due period		60 days
Revolving Retail
CREDIT QUALITY INDICATORS
Accrual of finance charges, past due period		180 days
Personal Loans
CREDIT QUALITY INDICATORS
Accrual of finance charges, past due period	180 days	90 days